Schedule of Investments (unaudited)
March 31, 2025
 ClearBridge Variable Large Cap Value Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value
Common Stocks — 98.3%
Communication Services — 4.5%
Entertainment — 0.8%
Walt Disney Co.	20,300	$2,003,610
Interactive Media & Services — 2.2%
Alphabet Inc., Class A Shares	16,149	2,497,281
Meta Platforms Inc., Class A Shares	5,589	3,221,276
Total Interactive Media & Services		5,718,557
Media — 1.5%
Comcast Corp., Class A Shares	110,678	4,084,018

Total Communication Services		11,806,185
Consumer Discretionary — 4.1%
Hotels, Restaurants & Leisure — 0.8%
Starbucks Corp.	20,200	1,981,418
Specialty Retail — 3.3%
Home Depot Inc.	12,275	4,498,665
O’Reilly Automotive Inc.	3,000	4,297,740 *
Total Specialty Retail		8,796,405

Total Consumer Discretionary		10,777,823
Consumer Staples — 2.0%
Beverages — 2.0%
PepsiCo Inc.	35,618	5,340,563

Energy — 8.3%
Oil, Gas & Consumable Fuels — 8.3%
Chevron Corp.	36,519	6,109,264
ConocoPhillips	56,119	5,893,617
Enterprise Products Partners LP	231,194	7,892,963
Venture Global Inc., Class A Shares	174,047	1,792,684

Total Energy		21,688,528
Financials — 25.3%
Banks — 8.3%
Bank of America Corp.	134,050	5,593,907
JPMorgan Chase & Co.	53,442	13,109,323
US Bancorp	75,370	3,182,121
Total Banks		21,885,351
Capital Markets — 2.2%
Charles Schwab Corp.	74,847	5,859,023
Consumer Finance — 3.9%
American Express Co.	20,207	5,436,693
Capital One Financial Corp.	27,200	4,876,960
Total Consumer Finance		10,313,653
Financial Services — 4.7%
Berkshire Hathaway Inc., Class B Shares	12,168	6,480,433 *
Visa Inc., Class A Shares	16,471	5,772,427
Total Financial Services		12,252,860
Insurance — 6.2%
Marsh & McLennan Cos. Inc.	20,480	4,997,735
Progressive Corp.	17,306	4,897,771
See Notes to Schedule of Investments.

ClearBridge Variable Large Cap Value Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 ClearBridge Variable Large Cap Value Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Insurance — continued
Travelers Cos. Inc.	23,548	$6,227,504
Total Insurance		16,123,010

Total Financials		66,433,897
Health Care — 17.5%
Health Care Equipment & Supplies — 2.6%
Becton Dickinson & Co.	29,832	6,833,318
Health Care Providers & Services — 7.7%
CVS Health Corp.	77,600	5,257,400
McKesson Corp.	10,197	6,862,479
UnitedHealth Group Inc.	15,365	8,047,418
Total Health Care Providers & Services		20,167,297
Life Sciences Tools & Services — 1.9%
Thermo Fisher Scientific Inc.	10,300	5,125,280
Pharmaceuticals — 5.3%
Haleon PLC, ADR	413,698	4,256,952
Johnson & Johnson	30,845	5,115,335
Merck & Co. Inc.	26,347	2,364,907
Novo Nordisk A/S, ADR	31,900	2,215,136
Total Pharmaceuticals		13,952,330

Total Health Care		46,078,225
Industrials — 12.3%
Aerospace & Defense — 3.6%
Northrop Grumman Corp.	9,122	4,670,555
RTX Corp.	36,414	4,823,399
Total Aerospace & Defense		9,493,954
Commercial Services & Supplies — 1.2%
Veralto Corp.	32,000	3,118,400
Ground Transportation — 1.8%
XPO Inc.	43,400	4,668,972 *
Machinery — 5.7%
Deere & Co.	9,778	4,589,304
Illinois Tool Works Inc.	10,597	2,628,162
Otis Worldwide Corp.	33,320	3,438,624
Parker-Hannifin Corp.	7,400	4,498,090
Total Machinery		15,154,180

Total Industrials		32,435,506
Information Technology — 8.6%
Communications Equipment — 1.9%
Motorola Solutions Inc.	11,392	4,987,531
Semiconductors & Semiconductor Equipment — 5.8%
Broadcom Inc.	22,300	3,733,689
Intel Corp.	271,356	6,162,495
Microchip Technology Inc.	112,100	5,426,761
Total Semiconductors & Semiconductor Equipment		15,322,945
Software — 0.9%
Microsoft Corp.	5,892	2,211,798

Total Information Technology		22,522,274
See Notes to Schedule of Investments.

ClearBridge Variable Large Cap Value Portfolio 2025 Quarterly Report

 ClearBridge Variable Large Cap Value Portfolio
(Percentages shown based on Portfolio net assets)
Security		Shares	Value

Materials — 7.0%
Chemicals — 5.3%
Air Products & Chemicals Inc.		29,870	$8,809,260
Sherwin-Williams Co.		14,300	4,993,417
Total Chemicals			13,802,677
Construction Materials — 1.7%
Martin Marietta Materials Inc.		9,588	4,584,311

Total Materials			18,386,988
Real Estate — 1.4%
Specialized REITs — 1.4%
American Tower Corp.		16,955	3,689,408

Utilities — 7.3%
Electric Utilities — 1.7%
Edison International		74,336	4,379,877
Multi-Utilities — 5.6%
Sempra		140,474	10,024,225
WEC Energy Group Inc.		44,400	4,838,712
Total Multi-Utilities			14,862,937

Total Utilities			19,242,814
Total Investments before Short-Term Investments (Cost — $151,809,397)			258,402,211
	Rate
Short-Term Investments — 1.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.136%	2,479,645	2,479,645 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.202%	2,479,645	2,479,645 (a)(b)

Total Short-Term Investments (Cost — $4,959,290)			4,959,290
Total Investments — 100.2% (Cost — $156,768,687)			263,361,501
Liabilities in Excess of Other Assets — (0.2)%			(501,991)
Total Net Assets — 100.0%			$262,859,510

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2025, the total market value of investments in Affiliated Companies was $2,479,645 and the cost was $2,479,645 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Variable Large Cap Value Portfolio 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Variable Large Cap Value Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

ClearBridge Variable Large Cap Value Portfolio 2025 Quarterly Report

relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$258,402,211	—	—	$258,402,211
Short-Term Investments†	4,959,290	—	—	4,959,290
Total Investments	$263,361,501	—	—	$263,361,501

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2025. The following transactions were effected in such company for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$2,199,957	$5,758,538	5,758,538	$5,478,850	5,478,850

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$15,627	—	$2,479,645

ClearBridge Variable Large Cap Value Portfolio 2025 Quarterly Report